Material Accounting Policies - Property and Equipment Estimated Useful Lives (Details) - Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Computer and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, estimated useful lives	4 years
Furniture and fixture
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, estimated useful lives	4 years
Vehicle
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, estimated useful lives	4 years